Basis of Preparation and Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Going concern
Going concern
The consolidated financial statements have been prepared on a going concern basis.

We have incurred significant losses since inception and may be dependent on additional financing in order to meet our existing capital expenditure commitments and our debt obligations expected in the next 12 months.
On December 28, 2021, as contemplated by the agreements in principle with the shipyard creditors, subsequently reflected in executed agreements, outlined below, the Company launched a private placement which closed in January 2022, raising net proceeds of $28.9 million by issuing 13,333,333 shares at a subscription price of $2.25 per share.
On June 27, 2022, we announced that we had entered into a letter of intent ("LOI") for the sale of three newbuilding jack-up rigs for $320.0 million, subject to various conditions. In September 2022, we entered into a sales agreement, giving effect to the previously executed LOI. Upon sale of the first of the three rigs to be sold, proceeds from the sale were used to pay the delivery installments for one of the rigs. The remaining proceeds will be used to pay the delivery installment of the other two rigs and further eliminate the associated activation costs that would have applied in the future.
In August 2022, the Company conducted a public offering raising net proceeds of $260.4 million by issuing 76,363,071 shares at a subscription price of $3.60 per share ("2022 August Equity Offering"). Proceeds from the August Equity Offering were used to consummate the refinancing described below.
In October 2022, we entered into agreements with our shipyard creditors and other secured creditors to refinance our respective debt facilities, extending the debt maturity to 2025. As part of these agreements, we paid the outstanding balance of our Syndicated Facility and New Bridge Facility with proceeds from our new $150.0 million bilateral facility provided by DNB Bank ASA, an existing lender in the previous facilities, and using a portion of the proceeds from our 2022 August Equity Offering.
In addition, we paid down $45.0 million of our Hayfin facility with proceeds from our 2022 August Equity Offering. While there was no refinancing of our facilities with Keppel, our amended agreement with Keppel resulted in the deferral of the delivery dates for two of our newbuild rigs to 2025 and included an agreement for Keppel to cooperate with the sale of the other three newbuild rigs we agreed to purchase and which we subsequently agreed to sell.
On October 13, 2022, we announced that we had entered into an agreement to sell the jack-up rig "Gyme" for $120.0 million. The sale of the rig was pursuant to an undertaking by the Company under its most recent refinancing with PPL Shipyard completed in October 2022. Upon closing of the transaction on November 15, 2022, the proceeds from the sale were applied to all outstanding amounts owed on the rig, and excess amounts were applied to the capitalized interest for the eight other rigs financed by PPL.
In February 2023, we issued $250.0 million senior unsecured convertible bonds due February 8, 2028 and $150.0 million senior secured bonds due February 9, 2026. The proceeds from the unsecured convertible bonds and secured bonds will be used to refinance the outstanding $350.0 million of convertible bonds due May 23, 2023 and for general corporate purposes.
In July 2021, we established an ATM program under which we may offer and sell from time to time up to $40.0 million of our common shares to be listed on the New York Stock Exchange. Since establishment of the ATM program through to December 31, 2022, we have sold 2,350,000 shares, raising $8.8 million in net proceeds under the ATM program.
The sale of shares under our ATM program, the equity raised in December 2021 and August 2022, the extension of the maturities of our secured debt to 2025 and raising of proceeds from the unsecured convertible bonds and secured bonds issued in February 2023 have improved our current liquidity situation. Additionally, the sale of the jack-up rig "Gyme" jack-up rig for $120.0 million with proceeds from the sale being applied to all outstanding amounts owed on the rig, reduced our total outstanding debt and agreement to sell three newbuildings jack-up rigs for $320.0 million with proceeds from the sale to pay the delivery installments of the three newbuildings jack-up rigs and further eliminate the associated activation costs that would apply in the future, have reduced our capital commitments. However, our ability to continue as a going concern is dependent on a continuing improvement in the jack-up drilling market and securing our rigs on profitable contracts, in addition to being able to meet our existing capital expenditure commitments and our debt obligations during 2023. As such, we have concluded that a substantial doubt exists over our ability to continue as a going concern. The financial statements included in this report do not include any adjustments that might result from the outcome of this uncertainty.
We will continue to explore additional financing opportunities and strategic sale of a limited number of modern jack-ups or joint ventures in order to further strengthen the liquidity of the Company. While we have confidence that these actions will enable us to better manage our liquidity position, and we have a track record of delivering additional financing and selling rigs and joint ventures, there is no guarantee that any additional financing or sale measures will be concluded successfully.

Basis of preparation
Basis of preparation
The audited consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States ("U.S. GAAP"). Amounts are presented in United States Dollars (“U.S. dollar or $”) rounded to the nearest million, unless otherwise stated.
On December 14, 2021 the Board of Directors approved a 2-to-1 reverse share split of the Company’s shares. Upon effectiveness of the Reverse Split, every two shares of the Company’s issued and outstanding common shares, par value $0.05 per share was combined into one issued and outstanding common share, par value $0.10 per share. Unless otherwise indicated, all share and per share data in these Consolidated Audited Financial Statements have been adjusted to give effect of our Reverse Share Split and is approximate due to rounding.

Principles of consolidation
Principles of consolidation

A variable interest entity (“VIE”) is defined by the accounting standard as a legal entity where either (a) equity interest holders, as a group, lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights. A party that is a variable interest holder is required to consolidate a VIE if the holder has both (a) the power to direct the activities that most significantly impact the entity’s economic performance, and (b) the obligation to absorb losses that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.
Investments in entities in which we directly or indirectly hold more than 50% of the voting control are consolidated in the financial statements. All intercompany balances and transactions are eliminated. The non-controlling interests of subsidiaries are included in the consolidated balance sheets and consolidated statements of operations as “Non-controlling interests".

Foreign currencies
Foreign currencies
The Company and the majority of its subsidiaries use the U.S. dollar as their functional currency as the majority of their revenues and expenses are denominated in U.S. dollars. Accordingly, the Company’s reporting currency is also U.S. dollars. For subsidiaries that maintain their accounts in currencies other than U.S. dollars, the Company uses the current method of translation whereby the statement of operations is translated using the average exchange rate for the period and the assets and liabilities are translated using the period end exchange rate.
Transactions in foreign currencies are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Gains and losses on foreign currency transactions are included in "Other financial (expenses) income, net" in the Consolidated Statements of Operations.

Use of estimates
Use of estimates
The preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In assessing the recoverability of our jack-up rigs' carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual or scrap values, utilization, revenue dayrates, operating and maintenance expenses and capital expenditures.

Fair value measurements
Fair value measurements

We account for fair value measurement in accordance with the accounting standards guidance using fair value to measure assets and liabilities. The guidance provides a single definition for fair value, together with a framework for measuring it, and requires additional disclosure about the use of fair value to measure assets and liabilities.

Revenue, Contract assets and contract liabilities
Revenue
The Company performs services that represent a single performance obligation under its drilling contracts. This performance obligation is satisfied over time. The Company earns revenues primarily by performing the following activities: (i) providing the drilling rig, work crews, related equipment and services necessary to operate the rig (ii) delivering the drilling rig by mobilizing to and demobilizing from the drilling location, and (iii) performing certain pre-operating activities, including rig preparation activities or equipment modifications required for the contract.
The Company recognizes revenues earned under drilling contracts based on variable dayrates, which range from a full operating dayrate to lower rates or zero rates for periods when drilling operations are interrupted or restricted, based on the specific activities performed during the contract. The total transaction price is determined for each individual contract by estimating both fixed and variable consideration expected to be earned over the firm term of the contract and may include the blending of rates when a contract has operating dayrates that change over the firm term of the contract. Such dayrate consideration is attributed to the distinct time period to which it relates within the contract term, and therefore is recognized as the Company performs the services. The Company recognizes reimbursement revenues and the corresponding costs, gross, at a point in time, as the Company provides the customer-requested goods and services, when such reimbursable costs are incurred while performing drilling operations.
Prior to performing drilling operations, the Company may receive pre-operating revenues, on either a fixed lump-sum or variable dayrate basis, for mobilization, contract preparation, customer-requested goods and services or capital upgrades or other upfront payments, which the Company recognizes over time in line with the satisfaction of the performance obligation. These activities are not considered to be distinct within the context of the contract and therefore, the associated revenue is allocated to the overall performance obligation and recognized ratably over the expected term of the related drilling contract. We record a contract liability for mobilization fees received, which is amortized ratably to dayrate revenue as services are rendered over the initial term of the related drilling contract.
We may receive fees (on either a fixed lump-sum or variable dayrate basis) for the demobilization of our rigs. Demobilization revenue expected to be received upon contract completion is estimated as part of the overall transaction price at contract inception and recognized over the term of the contract. In most of our contracts, there is uncertainty as to the likelihood and amount of expected demobilization revenue to be received as the amount may vary dependent upon whether or not the rig has additional contracted work following the contract. Therefore, the estimate for such revenue may be constrained, depending on the facts and circumstances pertaining to the specific contract. We assess the likelihood of receiving such revenue based on past experience and knowledge of the market conditions.
Contract costs
The Company incurs costs to prepare rigs for contract and deliver or mobilize rigs to drilling locations. The Company defers pre-operating contract preparation and mobilization costs, and recognizes such costs on a straight-line basis, in "Rig operating and maintenance expenses" in the Consolidated Statements of Operations, over the estimated firm period of the drilling contract. Contract preparation and mobilization costs can include costs relating to equipment, labor and rig transportation costs (tugs, heavy lift vessel costs), that are directly attributable to our future performance obligation under each respective drilling contract. Costs incurred for the demobilization of rigs at contract completion are recognized as incurred during the demobilization process.
Related parties
Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or common significant influence.
Related party revenue
a.Management and services revenue: We provide corporate support services, secondment of personnel and management services to our equity method investments under management and service agreements. The revenue for these services is based on costs incurred in the period, inclusive of an appropriate margin and has been recognized under related party revenue in our Consolidated Statement of Operations. The associated costs are included within total operating expenses in our Consolidated Statements of Operations.
b.Bareboat revenue: We lease rigs on bareboat charters to our Equity Method Investments, Perforaciones Estratégicas e Integrales Mexicana, S.A. de C.V. (“Perfomex”) and Perforaciones Estrategicas e Integrales Mexicana II, SA de CV (“Perfomex II”). We expect lease revenue earned under the bareboat charters to be variable over the lease term, as a result of the contractual arrangement which assigns the bareboat a value over the lease term equivalent to residual earnings after operating expenses and other fees. We, as a lessor, do not recognize a lease asset or liability on our balance sheet at the time of the formation of the entities nor as a result of the lease. Revenue is recognized under "Related party revenue" in our Consolidated Statements of Operations.
Contract assets and contract liabilities

Contract asset balances consist primarily of accrued revenue relating to work performed in the period, however which is yet to be invoiced. When the right to consideration becomes unconditional based on the contractual billing schedule, accrued revenue is recognized. At the point that accrued revenue is billed, trade accounts receivables are recognized. Contract asset balances also include amounts recognized in advance of amounts invoiced due to the blending of rates when a contract has operating dayrates that increase over the firm term of the contract.
Contract liabilities include payments received for mobilization as well as rig preparation and upgrade activities which are allocated to the overall performance obligation and recognized ratably over the initial term of the contract in "Total operating revenues" in the Consolidated Statements of Operations. Contract liabilities also include amounts invoiced in advance of amounts recognized due to the blending of rates when a contract has operating dayrates that increase over the firm term of the contract.

Rig operating and maintenance expenses
Rig operating and maintenance expenses
Rig operating and maintenance expenses are costs associated with operating rigs that are either in operation or stacked, and include the remuneration of offshore crews and related costs, rig supplies, inventory, insurance costs, expenses for repairs and maintenance as well as costs related to onshore personnel in various locations where we operate and are expensed as incurred. Stacking costs for rigs are expensed as incurred.

Impairment of long-lived assets
Impairment of long-lived assets

We continually monitor events and changes in circumstances that could indicate carrying amounts of our long-lived assets may not be recoverable. At least annually, and if such events or changes in circumstances are present, we assess the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, we recognize an impairment loss based on the excess of the carrying amounts over the respective fair values, based on the undiscounted cash flows. In this assessment of recoverability, we apply a variety of valuation methods, incorporating income, market and cost approaches. We may weight the approaches under certain circumstances. Our estimate of fair value generally requires us to use significant unobservable inputs, representative of Level 3 fair value measurements, including assumptions regarding long-term future performance of our asset groups, such as projected revenues and costs, dayrates, utilization and residual values. These projections involve uncertainties that rely on assumptions about demand for our services and future market conditions.

Other-than-temporary impairment of investments
Other-than-temporary impairment of investments

Where there are indicators that fair value is below carrying value of our investments, we will evaluate these for other-than-temporary impairment. Consideration will be given to: (i) the length of time and the extent to which fair value is below the carrying value, (ii) the financial condition and near-term prospects of the investee, and (iii) our intent and ability to hold the investment until any anticipated recovery. Where determined to be other-than-temporary impairment, we will recognize an impairment loss in the period.

Equity method investments
Equity method investments

We account for our ownership interest in certain of our investments as equity method investments. The equity method of accounting is applied when we generally have between 20% and 50% of the voting rights, or over which we have significant influence, but over which we do not exercise control or have the power to control the financial and operational policies. This also extends to entities in which we hold a majority interest, but we do not have control. Under this method, we record our investment at cost and adjust the carrying amount for our share of earnings or losses of the equity method investment in "Income/(loss) from equity method investments" in the Consolidated Statements of Operations. When our share of losses equals or exceeds our interest, we do not recognize further losses, unless we have incurred obligations or made payments on behalf of the equity method investment. Guarantees issued to the equity method investments and in-substance capital contributions and capital contributions are added to the carrying value of the equity method investment in the Consolidated Balance Sheets. Our share of earnings or losses are reflected as a non-cash activity in operating activities in the Consolidated Statements of Cash Flows.
Investments in equity method investments are assessed for other-than-temporary impairment whenever changes in the facts and circumstances indicate that the fair value may be below the carrying value of our investment. Where determined to be other-than-temporary impairment, we will recognize an impairment loss in the period in "Income/(loss) from equity method investments" in the Consolidated Statements of Operations.
Income taxes
Income taxes
Borr Drilling Limited is a Bermuda company that has a number of subsidiaries, affiliates and branches in various jurisdictions. Whilst the Company is resident in Bermuda, it is not subject to taxation under the laws of Bermuda, so currently, the Company is not required to pay taxes in Bermuda on ordinary income or capital gains. The Company and each of its subsidiaries and affiliates that are Bermuda companies have received written assurance from the Minister of Finance in Bermuda that in the event that Bermuda enacts legislation imposing taxes on ordinary income or capital gains, any such tax shall not be applicable to the Company or such subsidiaries and affiliates until March 31, 2035. Certain subsidiaries, affiliates and branches operate in other jurisdictions where withholding taxes are imposed. Consequently, income taxes have been recorded in these jurisdictions when appropriate. Our income tax expense is based on our income and statutory tax rates in the various jurisdictions in which we operate. We provide for income taxes based on the tax laws and rates in effect in the countries in which operations are conducted and income is earned.
The determination and evaluation of our annual group income tax provision involves interpretation of tax laws in various jurisdictions in which we operate and requires significant judgment and use of estimates and assumptions regarding significant future events, such as amounts, timing and character of income, deductions and tax credits. There are certain transactions for which the ultimate tax determination is unclear due to uncertainty in the ordinary course of business. We recognize tax liabilities on uncertain tax positions as per US GAAP, including penalties and interest, if applicable, based on our assessment of whether our tax positions are more likely than not sustainable, based solely on the technical merits and considerations of the relevant taxing authority’s widely understood administrative practices and precedence. Changes in tax laws, regulations, agreements, treaties, foreign currency exchange restrictions or our levels of operations or profitability in each jurisdiction may impact our tax liability in any given year. While our annual tax provision is based on the information available to us at the time, a number of years may elapse before the ultimate tax liabilities in certain tax jurisdictions are determined. Current income tax expense reflects an estimate of our income tax liability for the current period, withholding taxes, changes in prior year tax estimates as tax returns are filed, or from tax audit adjustments.
Income tax expense consists of taxes currently payable and changes in deferred tax assets and liabilities calculated according to local tax rules.
Deferred tax assets and liabilities are based on temporary differences that arise between carrying values used for financial reporting purposes and amounts used for taxation purposes of assets and liabilities and the future tax benefits of tax loss carry forwards.
Our deferred tax expense or benefit represents the change in the balance of deferred tax assets or liabilities as reflected in the Consolidated Balance Sheets. Valuation allowances are determined to reduce deferred tax assets when it is more likely than not that some portion or all of the deferred tax assets will not be realized. To determine the amount of deferred tax assets and liabilities, as well as of the valuation allowances, we must make estimates and certain assumptions regarding future taxable income, including assumptions regarding where our jack-up rigs are expected to be deployed, as well as other assumptions related to our future tax position. A change in such estimates and assumptions, along with any changes in tax laws, could require us to adjust the deferred tax assets, liabilities, or valuation allowances. The amount of deferred tax provided is based upon the expected manner of settlement of the carrying amount of assets and liabilities, using tax rates enacted at the balance sheet date. The impact of tax law changes is recognized in periods when the change is enacted.
Earnings per share
Earnings per share
Basic (loss)/earnings per share (“EPS”) is calculated based on the loss for the period available to common shareholders divided by the weighted average number of shares outstanding. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments which for the Company includes share options, performance stock units, restricted stock units and convertible bonds. The determination of dilutive EPS may require us to make adjustments to net loss and the weighted average shares outstanding used to compute basic EPS unless anti-dilutive.

Onerous contracts
Onerous contracts
When we acquire newbuild jack-up drilling rigs there may exist instances whereby the fair value of the rig being constructed is less than the present value of the remaining contractual commitments for the rig. Such contracts are recorded as a liability when the difference is identified.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of cash, bank deposits and highly liquid financial instruments with original maturities of three months or less.
Restricted cash
Restricted cash
Restricted cash consists of bank deposits which have been pledged as collateral for performance guarantees issued by banks in relation to rig operating contracts or minimum deposits which must be maintained in accordance with credit agreements. Restricted cash amounts with maturities longer than one year are classified as non-current assets.

Allowance for credit losses
Allowance for credit losses
Financial assets recorded at amortized cost reflect an allowance for current expected credit losses ("credit losses") over the lifetime of the instrument. The allowance for credit losses reflects a deduction to the net amount expected to be collected on the financial asset. Amounts are written off against the allowance when management believes the balance is uncollectible. Expected recoveries will not exceed amounts previously written-off or current credit loss allowances by financial asset category. We estimate expected credit losses based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. Specific calculation of our credit allowances is included in the respective accounting policies included herein; all other financial assets are assessed on an individual basis calculated using the method we consider most appropriate for each asset.

Trade receivables	Trade receivablesTrade receivables are recognized when the right to consideration becomes unconditional based upon contractual billing schedules. Trade receivables are presented net of allowances for expected credit losses. The allowances for expected credit losses are calculated using a loss rate applied against an aging matrix and is recorded in "Rig operating and maintenance expenses" in the Consolidated Statements of Operations, as and when they occur.
Marketable securities
Marketable securities
Marketable debt securities held by us which do not give us the ability to exercise significant influence are considered to be available-for-sale. These are re-measured at fair value each reporting period with resulting unrealized gains and losses recorded as a separate component of accumulated other comprehensive income in the shareholders’ equity. Gains and losses are not realized until the securities are sold or subject to temporary impairment. Gains and losses on forward contracts to purchase marketable equity securities that do not meet the definition of a derivative are accounted for as available-for-sale securities. We analyze our available-for-sale securities for impairment at each reporting period to evaluate whether an event or change in circumstances has occurred in that period that may have a significant adverse effect on the value of the securities. We record an impairment charge for other-than-temporary declines in value when the value is not anticipated to recover above the cost within a reasonable period after the measurement date, unless there are mitigating factors that indicate impairment may not be required. If an impairment charge is recorded, subsequent recoveries in value are not reflected in earnings until sale of the securities held as available for sale occurs.
Where there are indicators that fair value is below the carrying value of our investments, we will evaluate these for other-than-temporary impairment. Where we determine that there is other-than-temporary impairment, we will recognize an impairment loss in the period.
Marketable equity securities with readily determinable fair value are re-measured at fair value each reporting period with unrealized gains and losses recognized in "Other financial expenses, net" in the Consolidated Statements of Operations.

Jack-up rigs
Jack-up rigs
Jack-up rigs and related equipment are recorded at historical cost less accumulated depreciation and impairment. Jack-up rigs and related equipment acquired as part of asset acquisitions are stated at fair market value as of the date of acquisition. The cost of our jack-up rigs and related equipment are depreciated on a straight-line basis, after deducting salvage values, over their estimated remaining economic useful lives. Depreciation commences when an asset is placed into service, and available for its intended use.

Useful lives applied in depreciation are as follows:

Jack-up rigs                        30 years
Jack-up rig equipment and machinery            3 to 20 years
All costs incurred in connection with the acquisition, construction, major enhancement and improvement of assets are capitalized, including allocations of interest incurred during periods that our jack-up rigs are under construction or undergoing major enhancements or improvements. Costs incurred to place an asset into service are capitalized, including costs related to the initial mobilization of a newbuild jack-up rig. Expenditures that do not improve the operating efficiency or extend the useful lives of jack-up rigs or related equipment are expensed as incurred.

We evaluate the carrying value of our jack-up rigs on a quarterly basis to identify events or changes in circumstances that indicate that the carrying value of such jack-up rigs may not be recoverable. Recoverability is generally determined by comparing the carrying value of an asset to the expected undiscounted future cash flows of the asset. If the carrying value of the asset is not recoverable, an impairment loss is recognized as the difference between the carrying value of the asset and its fair value. Jack-up rigs and related equipment held-for-sale are recorded at the lower of net book value or fair value.

Interest cost capitalized
Interest cost capitalized
Interest costs are capitalized on all qualifying assets that require a period of time to get them ready for their intended use. Qualifying assets consist of newbuilding rigs under construction. The interest costs capitalized are calculated using the weighted average cost of borrowings, from commencement of the asset development until substantially all the activities necessary to prepare the asset for its intended use are complete. We do not capitalize amounts beyond the actual interest expense incurred in the period.

Newbuildings
Newbuildings
Jack-up rigs under construction are capitalized, classified as newbuildings and presented as non-current assets. All costs directly incurred in connection with the construction of newbuildings are capitalized, including allocations of interest incurred during periods that our newbuildings are under construction. Costs incurred to place an asset into service are capitalized, including costs related to the initial mobilization of a newbuild jack-up rig.
Capitalized costs are reclassified from newbuildings to jack-up rigs when the assets are available for their intended use.
Leases
Leases
The following sets out the lease accounting policy for all leases with the exception of short-term leases (less than 12 months) for which we have elected to recognize the lease payments in our Consolidated Statements of Operations on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred.
Lessee: When we enter into a new contract, or modify an existing contract, we evaluate whether that contract has a finance or operating lease component. We do not have, nor expect to have any leases classified as finance leases. We determine the lease commencement date by reference to the date the leased asset is available for use and transfer of control has occurred from the lessor. At the lease commencement date, we measure and recognize a lease liability and a right of use ("ROU") asset in the Consolidated Balance Sheets. The lease liability is measured at the present value of the lease payments not yet paid, discounted using the estimated incremental borrowing rate ("IBR") at lease commencement. The ROU asset is measured at the initial measurement of the lease liability, plus any lease payments made to the lessor at or before the commencement date, minus any lease incentives received, plus any initial direct costs incurred by us.
After the commencement date, we adjust the carrying amount of the lease liability by the amount of payments made in the period as well as the unwinding of the discount over the lease term using the straight-line interest method. After commencement date, we amortize the ROU asset by the amount required to keep total lease expense including interest constant (straight-line over the lease term).
Absent an impairment of the ROU asset, the single lease cost is calculated so that the remaining cost of the lease is allocated over the remaining lease term on a straight-line basis. The Company assesses a ROU asset for impairment and recognizes any impairment loss in accordance with the accounting policy on impairment of long-lived assets.
We applied the following significant assumptions and judgments in accounting for our leases.
•We apply judgment in determining whether a contract contains a lease or a lease component as defined by Topic 842.
•We have elected to combine leases and non-lease components. As a result, we do not allocate our consideration between leases and non-lease components.
~~•~~The discount rate applied to our operating leases is our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.
•Within the terms and conditions of some of our operating leases we have options to extend or terminate the lease. In instances where we are reasonably certain to exercise available options to extend or terminate, then the option is included in determining the appropriate lease term to apply. Options to renew our lease terms are included in determining the ROU asset and lease liability when it is reasonably certain that we will exercise that option.
Lessor: When we enter into a new contract, or modify an existing contract, we identify whether that contract has a sales-type, direct financing or operating lease. We do not have, nor expect to have any leases classified as sales-type or direct financing. For our operating lease, the underlying asset remains on our Consolidated Balance Sheets and we record periodic depreciation expense and lease revenue.

Interest-bearing debt, Deferred charges, Debt extinguishments and modifications, and Convertible bonds
Interest-bearing debt
Interest-bearing debt is recognized initially at fair value less directly attributable transaction costs. Subsequent to initial recognition, interest-bearing borrowings related to Delivery financing are stated at amortized cost.
Deferred charges

Costs associated with long-term financing, including debt arrangement fees, are deferred and amortized over the term of the relevant loan using the straight-line method as this approximates the effective interest method. Amortization of loan costs is included in "Other financial (expenses) income, net" in the Consolidated Statements of Operations. If a loan is repaid early, any unamortized portion of the related deferred charge is charged against income in the period in which the loan is repaid. Deferred charges are presented as either a gross asset or as a deduction from the corresponding liability in the Consolidated Balance Sheets.
Debt extinguishments and modifications
Costs associated with debt extinguishments are included in determining the debt extinguishment gain or loss to be recognized in the Consolidated Statements of Operations. Costs associated with debt modifications are accounted for as deferred charges. See Deferred charges accounting policy.
Convertible bonds
We account for debt instruments with convertible features in accordance with the details and substance of the instruments at the time of their issuance. For convertible debt instruments issued at a substantial premium to equivalent instruments without conversion features, or those that may be settled in cash upon conversion, it is presumed that the premium or cash conversion option represents an equity component.
Accordingly, we determine the carrying amounts of the liability and equity components of such convertible debt instruments by first determining the carrying amount of the liability component by measuring the fair value of a similar liability that does not have an equity component. The carrying amount of the equity component representing the embedded conversion option is then determined by deducting the fair value of the liability component from the total proceeds from the issue. The resulting equity component is recorded, with a corresponding offset to debt discount which is subsequently amortized to interest cost using the effective interest method over the period the debt is expected to be outstanding as an additional non-cash interest expense. Transaction costs associated with the instrument are allocated pro-rata between the debt and equity components.
For conventional convertible bonds which do not have a cash conversion option or where no substantial premium is received on issuance, it may not be appropriate to separate the bond into the liability and equity components.

Derivatives
Derivatives
We use derivatives to reduce market risks. All derivative financial instruments are initially recorded at fair value as either assets or liabilities in the accompanying Consolidated Balance Sheets and subsequently remeasured to fair value. The changes in fair value of derivative financial instruments are recognized each period in "Other financial (expenses) income, net" in the Consolidated Statements of Operations. Cash outflows and inflows resulting from economic derivative contracts are presented as cash flows from operations in the Consolidated Statements of Cash Flows. We do not apply hedge accounting.

Equity issuance costs	Equity issuance costs Equity issuance costs are recorded as a reduction of additional paid-in-capital and charged to shareholders' equity.
Pensions
Pensions

Defined benefit pension costs, assets and liabilities requires significant actuarial assumptions to be adjusted annually to reflect current market and economic conditions. Full recognition of the funded status of defined benefit pension plans are included within our Consolidated Balance Sheets. We fair value, using level 3 inputs, our plan assets and projected benefit obligation.

Defined contribution pension costs represent the contributions payable to the scheme in respect of the accounting period and are recorded in the Consolidated Statements of Operations.

Treasury shares
Treasury shares
Treasury shares are recognized at cost as a component of shareholders’ equity. When we re-issue treasury stock at an amount greater/ (less) than the current price of the share (based on a first in first out policy), we realize a gain/ (loss) on the re-issuance of the shares. A gain on re-issuance of treasury shares is credited to additional paid-in-capital whereas a loss on re-issuance of treasury shares may be debited to additional paid-in-capital to the extent that previous net gains from sales or retirements of the same class of stock are included in additional paid-in-capital. Any losses in excess of that amount are charged to retained earnings.

Share-based compensation
Share-based compensation
Our stock-based compensation includes stock options, performance stock units ("PSUs") and restricted stock-units ("RSUs").
The fair value of stock options is estimated using the Black-Scholes Option pricing method, the fair value of the PSUs is estimated using the Monte Carlo option pricing model and the fair value of RSUs is estimated using the fair value of the Company's common stock at grant date.
We expense the fair value of stock-based compensation over the period the stock options, PSUs or RSUs vest. We amortize stock-based compensation awards on a straight-line basis over the period during which the individuals are required to provide service in exchange for the reward-the requisite service (vesting) period. No compensation cost is recognized for stock-based compensation for which the individuals do not render the requisite service. We account for forfeitures as they occur.

Contingencies
Contingencies
We assess our contingencies on an ongoing basis to evaluate the appropriateness of our liabilities and disclosures for such contingencies. We recognize a liability when we believe that a loss is probable and the amount of loss can be reasonably estimated, based upon the information available before the issuance of the financial statements.

Segment reporting
Segment reporting
A segment is a distinguishable component of the business that is engaged in business activities from which we earn revenues and incur expenses whose operating results are regularly reviewed by the chief operating decision maker ("CODM") (our Board of Directors), and which are subject to risks and rewards that are different from those of other segments. We have identified two reportable segments: Dayrate and Integrated Well Services ("IWS"). Effective August 4, 2021, we have one reportable segment, Dayrate, following the sale of the Company's 49% interest in each Opex and Akal, representing the Company's disposal of the IWS operating segment (see Note 7 - Equity Method Investments).

Adoption of new accounting standards and Issued not effective accounting standards
Adoption of new accounting standards
In August 2020, the Financial Accounting Standards Board ("FASB") issued ASU 2020-06 Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging— Contracts in Entity’s Own Equity (Subtopic 815-40). The amendments simplify the issuer’s accounting for convertible instruments and its application of the equity classification guidance. The new guidance eliminates some of the existing models for assessing convertible instruments, which results in more instruments being recognized as a single unit of account on the balance sheet and expands disclosure requirements. The new guidance simplifies the assessment of contracts in an entity’s own equity and existing EPS guidance in ASC 260. These amendments are effective from January 1, 2022. There was no impact resulting from these amendments on our Audited Consolidated Financial Statements or related disclosures.
In May 2021, the FASB issued ASU 2021-04 Earnings Per Share (Topic 260), Debt— Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging —Contracts in Entity’s Own Equity (Subtopic 815-40). The amendments clarify the issuer's recognition and measurement considerations resulting from exchanges or modifications to freestanding instruments (written call options) classified in equity. Such exchanges or modifications are treated as adjustments to the cost to raise debt, to the cost to raise equity or as share based payments (ASC 718) when issued to compensate for goods or services. If not treated as costs of debt funding, equity funding or share-based payments, it results in an adjustment to EPS/net income (loss). These amendments are effective from January 1, 2022. There was no impact resulting from these amendments on our Audited Consolidated Financial Statements or related disclosures.
In July 2021, the FASB issued ASU 2021-05 Leases (Topic 842) - Lessors - Certain leases with Variable Lease Payments. The amendment affects lessors with lease contracts that have variable lease payments that do not depend on a reference index or a rate and would have resulted in the recognition of a selling loss at lease commencement if classified as sales-type or direct financing leases. The new guidance amends the lease classification requirements where lessors should classify and account for a lease with variable lease payments that do not depend on a reference index or a rate as an operating lease if certain criteria are met. When a lease is classified as operating, the lessor does not recognize a net investment in the lease, does not recognize the underlying asset, and, therefore, does not recognize a selling profit or loss. These amendments are effective from January 1, 2022. There was no impact resulting from these amendments on our Audited Consolidated Financial Statements or related disclosures.
In November 2021, the FASB issued ASU 2021-10 Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance. The amendment in this Update requires the following annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy: (i) information about the nature of the transactions and the related accounting policy used to account for the transactions, (ii) the line items on the balance sheet and income statement that are affected by the transactions, and the amounts applicable to each financial statement line item and (iii) significant terms and conditions of the transactions, including commitments and contingencies. These amendments are effective from January 1, 2022. There was no impact resulting from these amendments on our Audited Consolidated Financial Statements or related disclosures.
In March 2020, the FASB issued ASU 2020-04 in relation to Reference Rate Reform (Topic 848) providing optional guidance for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if criteria were met. The amendments provided temporary optional expedients and exceptions to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. The applicable expedients for us are in relation to modifications of contracts within the scope of Topics 310 Receivables, 470 Debt and 842 Leases. This optional guidance could be applied prospectively from any date from March 12, 2020 and could not be applied to contract modifications that occur after December 31, 2022. In December 2022, the FASB issued ASU 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848. The amendments in this Update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. These amendments are effective upon issuance of this update. There was no current impact resulting from these amendments on our Audited Consolidated Financial Statements or related disclosures and we do not currently expect these amendments to have a material impact on our Audited Consolidated Financial Statements and related disclosures in future periods.
Accounting pronouncements that have been issued but not yet adopted

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2021-08 Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers	The amendments require acquiring entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. The amendments in this Update improve comparability for both the recognition and measurement of acquired revenue contracts with customers at the date of, and after, a business combination. The amendments improve comparability after the business combination by providing consistent recognition and measurement guidance for revenue contracts with customers acquired in a business combination and revenue contracts with customers not acquired in a business combination.	January 1, 2023	No material impact expected
ASU 2022-01 Derivatives and Hedging (Topic 815): Fair Value Hedging—Portfolio Layer Method	The amendments clarify the accounting for, and promote consistency in, the reporting of hedge basis adjustments applicable to both a single hedged layer and multiple hedged layers as follows:
1) An entity is required to maintain basis adjustments in an existing hedge on a closed portfolio basis (that is, not allocated to individual assets).
2) An entity is required to immediately recognize and present the basis adjustment associated with the amount of the de-designated layer that was breached in interest income. In addition, an entity is required to disclose that amount and the circumstances that led to the breach.
3) An entity is required to disclose the total amount of the basis adjustments in existing hedges as a reconciling amount if other areas of GAAP require the disaggregated disclosure of the amortized cost basis of assets included in the closed portfolio.
	4) An entity is prohibited from considering basis adjustments in an existing hedge when determining credit losses.	January 1, 2023	No material impact expected
ASU 2022-02 Financial Instruments—Credit Losses (Topic 326)
The amendments eliminate the accounting guidance for troubled debt restructurings by creditors that have adopted the Current Expected Credit Losses (CECL) model and enhance the disclosure requirements for loan refinancing and restructurings made with borrowers experiencing financial difficulty. In addition, the amendments require a public business entity to disclose current-period gross write offs for financing receivables and net investment in leases by year of origination in the vintage disclosures.
		January 1, 2023	No material impact expected
ASU 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions	The amendments clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction and require the following disclosures for equity securities subject to contractual sale restrictions:
1. The fair value of equity securities subject to contractual sale restrictions reflected in the balance sheet
2. The nature and remaining duration of the restriction(s)
	3. The circumstances that could cause a lapse in the restriction(s).	January 1, 2024	Under evaluation
ASU 2022-04 Liabilities—Supplier Finance Programs (Subtopic 405-50): Disclosure of Supplier Finance Program Obligations	The amendments require that a buyer in a supplier finance program disclose sufficient information about the program to allow a user of financial statements to understand the program’s nature, activity during the period, changes from period to period, and potential magnitude. To achieve that objective, the buyer should disclose qualitative and quantitative information about its supplier finance programs.	January 1, 2023	No material impact expected
The FASB have issued further updates not included above. We do not currently expect any of these updates to have a material impact on our Audited Consolidated Financial Statements and related disclosures either on transition or in future periods.